CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Public offering
Share issuance cost	$ 4,103
Private offering
Share issuance cost		$ 716